Income Taxes, Expense Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income tax expense reconciliation
Statutory federal income tax expense	$ 71,800,000		$ 109,500,000		$ 84,400,000
State income taxes, net of federal benefit	3,700,000	[1]	4,500,000	[1]	5,000,000	[1]
Effect of noncontrolling interests	(6,300,000)		(4,900,000)		(4,600,000)
Correction of deferred taxes	(5,300,000)	[2]	6,100,000	[2]
Other differences, net	100,000		(1,100,000)		(2,800,000)
Total income tax expense	$ 63,977,000		$ 114,078,000		$ 81,958,000

[1]	Net state income taxes include changes in the valuation allowance. The 2011 benefit primarily relates to the ability to utilize net operating losses as a result of state income tax law changes. In addition, state tax benefits related to the settlement of state tax audits and the expiration of statutes of limitations are included in 2012, 2011 and 2010.
[2]	U.S. Cellular recorded immaterial adjustments to correct deferred tax balances in 2012 and 2011 related to tax basis adjustments and law changes that related to periods prior to 2012 and 2011, respectively.